Note 13 - Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Disaggregation of Revenue [Table Text Block]

	Three Months Ended June 30,				Six Months Ended June 30,
	2020		2019		2020		2019
		Ounces		Ounces		Ounces		Ounces
	Amount	Sold	Amount	Sold	Amount	Sold	Amount	Sold
Gold sales	$7,284	4,237	$—	—	$17,612	10,797	$—	—
Silver sales	352	21,331	—	—	1,148	70,703	—	—
Total	$7,636		$—		$18,760		$—